BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Exchange differences recognized in profit or loss, except for those arising on financial instruments measured at fair value through profit or loss	$ (12,400)	$ (194,739)	$ (77,067)
Non-controlling interests [member]
Statement [Line Items]
Exchange differences recognized in profit or loss, except for those arising on financial instruments measured at fair value through profit or loss	(21,314)		(35,419)	$ (18,436)
Reserve of exchange differences on translation (with Non-controlling interests)	$ 259,895		$ 121,470	$ 57,867